STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Revenue
Natural gas and oil revenue	$ 144,860	$ 287,596	$ 394,243	$ 549,273	$ 1,133,766	$ 362,471
Cost of revenue
Natural gas and oil operating costs	104,211	129,940	183,846	213,364	297,656	152,479
Depletion	38,934	81,845	104,504	209,064	370,199	121,136
Total cost of revenue	143,145	211,785	288,350	422,428	667,855	273,615
Gross profit (loss)	1,715	75,811	105,893	126,845	465,911	88,856
Expenses
Accounting and audit	28,342	5,096	28,342	23,069	32,433	27,547
Insurance	1,474	2,137	3,621	4,475	8,749	7,014
Advertising and promotions	770	20,335	2,616	20,955	40,920	559
Bank charges and exchange loss	11,868	49,351	12,337	63,417	55,052	26,832
Stock Based Compensation	0	0	9,589	0	179,789	161,366
Consulting	50,707	66,613	126,599	114,728	262,134	168,512
Depreciation	0	170	0	425	425	1,021
Fees and Dues	17,787	4,524	27,962	11,012	36,454	26,567
Interest expense from loan payable	59,897	57,843	112,995	114,707	223,673	167,322
Investor relation	12,079	7,000	29,616	29,153	29,153	1,943
Legal and professional	35,419	3,578	75,811	7,889	58,015	23,015
Office and miscellaneous	524	592	1,651	2,015	5,181	1,213
Rent	3,921	3,545	7,675	6,972	14,620	15,404
Telephone	624	531	1,274	1,926	3,047	2,917
Taxes	0	5,385	0	5,385	5,977	5,745
Training	0	0	0	268	268	0
Travel	10,422	4,878	16,845	6,394	48,247	4,340
Write down of oil and gas property					0	1
Total operating expenses	233,834	231,578	456,933	412,790	1,004,137	641,318
Net (loss) for the year	$ (232,119)	$ (155,767)	$ (351,040)	$ (285,945)	$ (538,226)	$ (552,462)
Basic and diluted (loss) per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average number of common shares outstanding - Basic and diluted	16,431,452	13,087,131	16,431,452	13,032,412	14,176,503	12,325,675